UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio

The fund's portfolio
8/31/09 (Unaudited)

COMMON STOCKS (87.4%)(a)
	Shares	Value

Advertising and marketing services (--%)
ValueClick, Inc. (NON)	419	$4,295
		4,295

Aerospace and defense (2.6%)
Argon ST, Inc. (NON)	189	3,776
BAE Systems PLC (United Kingdom)	26,021	131,371
Boeing Co. (The)	1,077	53,495
DynCorp International, Inc. Class A (NON)	716	12,301
European Aeronautic Defense and Space Co. (France)	7,486	155,521
General Dynamics Corp.	588	34,804
L-3 Communications Holdings, Inc.	1,394	103,713
Lockheed Martin Corp.	1,567	117,494
Northrop Grumman Corp.	2,056	100,353
Raytheon Co.	3,278	154,656
United Technologies Corp.	2,448	145,313
		1,012,797

Agriculture (0.4%)
Andersons, Inc. (The) (United Kingdom)	678	22,306
Archer Daniels Midland Co.	3,720	107,248
Austevoll Seafood ASA (Norway) (NON)	1,357	7,451
HQ Sustainable Maritime Industries, Inc. (NON)	387	3,220
Nireus Aquaculture SA (Greece) (NON)	3,356	3,915
Pescanova SA (Spain)	153	5,518
		149,658

Airlines (0.1%)
British Airways PLC (United Kingdom) (NON)	10,086	31,207
Hawaiian Holdings, Inc. (NON)	844	6,178
		37,385

Automotive (0.9%)
Dollar Thrifty Automotive Group (NON)	360	7,142
Ford Motor Co. (NON)	7,342	55,799
Hino Motors, Ltd. (Japan)	8,000	33,129
Navistar International Corp. (NON)	1,567	67,757
Suzuki Motor Corp. (Japan)	6,300	150,436
Tenneco Automotive, Inc. (NON)	586	9,200
Valeo SA (France) (NON)	1,628	41,597
		365,060

Banking (6.7%)
Banca Monte dei Paschi di Siena SpA (Italy)	46,935	98,905
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	1,083	15,389
Banco Popolare SC (Italy) (NON)	8,777	77,920
Bank of America Corp.	13,900	244,501
Bank of Hawaii Corp.	294	11,598
Bank of New York Mellon Corp. (The)	1,469	43,497
Bank of the Ozarks, Inc.	341	8,505
Bankinter SA (Spain)	4,642	61,677
Barclays PLC (United Kingdom)	29,849	182,790
BB&T Corp.	686	19,167
BNP Paribas SA (France)	1,906	153,732
Citigroup, Inc.	16,641	83,205
Danske Bank A/S (Denmark) (NON)	3,120	83,911
DBS Group Holdings, Ltd. (Singapore)	15,000	131,603
Dexia (Belgium) (NON)	9,770	83,678
First Bancorp	309	5,420
First Financial Holdings, Inc.	350	6,279
Flushing Financial Corp.	699	9,192
Hudson City Bancorp, Inc.	881	11,559
International Bancshares Corp.	494	7,627
JPMorgan Chase & Co.	9,202	399,919
Northern Trust Corp.	392	22,916
Oriental Financial Group (Puerto Rico)	693	9,383
PNC Financial Services Group, Inc.	588	25,043
Sierra Bancorp	331	4,230
Smithtown Bancorp, Inc.	317	4,292
State Street Corp.	1,958	102,756
Suffolk Bancorp	315	9,119
U.S. Bancorp	6,265	141,714
UniCredito Italiano SpA (Italy)	57,101	207,799
Wells Fargo & Co.	9,398	258,633
Westpac Banking Corp. (Australia)	4,738	97,326
Wilshire Bancorp, Inc.	542	4,488
WSFS Financial Corp.	154	4,269
		2,632,042

Basic materials (0.4%)
Ameron International Corp.	140	11,336
Antofagasta PLC (United Kingdom)	9,562	118,072
Minefinders Corp. (Canada) (NON)	465	4,139
Paladin Energy, Ltd. (Australia) (NON)	1,128	4,374
		137,921

Beverage (1.5%)
Anheuser-Busch InBev NV (Belgium)	2,773	119,717
Coca-Cola Co. (The)	2,643	128,899
Coca-Cola Enterprises, Inc.	3,329	67,279
Constellation Brands, Inc. Class A (NON)	2,741	40,539
Heineken Holding NV (Netherlands)	1,041	36,881
Lion Nathan, Ltd. (Australia)	1,786	17,779
PepsiCo, Inc.	2,937	166,440
		577,534

Biotechnology (1.3%)
Amgen, Inc. (NON)	3,700	221,038
Biogen Idec, Inc. (NON)	881	44,235
Cubist Pharmaceuticals, Inc. (NON)	395	8,169
Enzon Pharmaceuticals, Inc. (NON)	589	4,223
Genzyme Corp. (NON)	1,371	76,378
Gilead Sciences, Inc. (NON)	2,643	119,094
Harvard Bioscience, Inc. (NON)	942	3,184
Martek Biosciences Corp. (NON)	660	16,203
Maxygen, Inc. (NON)	1,651	11,689
Medivation, Inc. (NON)	252	6,381
Myriad Genetics, Inc. (NON)	145	4,433
OSI Pharmaceuticals, Inc. (NON)	191	6,383
		521,410

Broadcasting (0.3%)
Lodgenet Entertainment Corp. (NON)	975	6,806
Mediaset SpA (Italy)	14,213	93,827
		100,633

Building materials (0.1%)
Boral, Ltd. (Australia)	6,395	31,210
Geberit International AG (Switzerland)	166	25,586
		56,796

Cable television (1.0%)
Comcast Corp. Class A	6,559	100,484
DIRECTV Group, Inc. (The) (NON)	3,035	75,147
DISH Network Corp. Class A (NON)	4,014	65,468
Liberty Global, Inc. Class A (NON)	4,014	87,866
Time Warner Cable, Inc.	1,327	48,993
		377,958

Chemicals (1.9%)
Albemarle Corp.	493	15,889
Ashland, Inc.	2,546	93,387
BASF SE (Germany)	163	8,519
Celanese Corp. Ser. A	2,372	60,415
CF Industries Holdings, Inc.	1,300	106,158
Dow Chemical Co. (The)	2,643	56,269
Eastman Chemical Co.	686	35,782
FMC Corp.	1,469	70,071
Hawkins, Inc.	309	6,566
Innophos Holdings, Inc.	625	11,931
Innospec, Inc.	419	5,732
Koninklijke DSM NV (Netherlands)	705	25,733
Koppers Holdings, Inc.	501	13,677
Monsanto Co.	979	82,119
Mosaic Co. (The)	392	19,000
Nitto Denko Corp. (Japan)	300	9,100
OM Group, Inc. (NON)	350	9,524
Terra Industries, Inc.	2,884	89,721
W.R. Grace & Co. (NON)	1,502	25,128
		744,721

Coal (0.2%)
Alpha Natural Resources, Inc. (NON)	1,338	43,231
Arch Coal, Inc.	91	1,576
China Coal Energy Co. (China)	2,000	2,532
China Shenhua Energy Co., Ltd. (China)	1,500	6,048
CONSOL Energy, Inc.	56	2,095
Felix Resources, Ltd. (Australia)	163	2,371
International Coal Group, Inc. (NON)	1,081	3,286
Massey Energy Co.	68	1,841
Peabody Energy Corp.	67	2,190
Walter Industries, Inc.	227	11,784
Yanzhou Coal Mining Co., Ltd. (China)	2,000	2,844
		79,798

Combined utilities (0.2%)
El Paso Corp.	7,929	73,185

		73,185

Commercial and consumer services (1.2%)
Alliance Data Systems Corp. (NON)	1,186	65,894
Deluxe Corp.	530	8,856
Emergency Medical Services Corp. Class A (NON)	137	6,213
Equifax, Inc.	1,077	29,768
Experian Group, Ltd. (Ireland)	2,050	17,165
EZCORP, Inc. Class A (NON)	1,633	21,833
Landauer, Inc.	77	4,238
Manpower, Inc.	686	35,466
PRG-Schultz International, Inc. (NON)	388	2,006
QC Holdings, Inc.	618	3,795
Sotheby's Holdings, Inc. Class A	867	13,751
Stantec, Inc. (Canada) (NON)	432	11,177
Steiner Leisure, Ltd. (Bahamas) (NON)	188	6,245
Swire Pacific, Ltd. (Hong Kong)	8,000	83,456
Thomas Cook Group PLC (United Kingdom)	9,689	36,447
URS Corp. (NON)	490	21,183
Visa, Inc. Class A	1,273	90,510
Watson Wyatt Worldwide, Inc. Class A	170	7,429
Wheelock and Co., Ltd. (Hong Kong)	2,000	5,381
Wright Express Corp. (NON)	146	4,602
		475,415

Communications equipment (1.4%)
ADC Telecommunications, Inc. (NON)	2,090	17,786
ARRIS Group, Inc. (NON) (S)	2,763	36,637
Cisco Systems, Inc. (NON)	17,090	369,144
F5 Networks, Inc. (NON)	1,731	59,702
Harris Corp.	224	7,780
Juniper Networks, Inc. (NON)	1,241	28,630
Qualcomm, Inc.	784	36,393
		556,072

Computers (4.7%)
3Com Corp. (NON)	3,536	15,382
Acme Packet, Inc. (NON)	933	7,613
Actuate Corp. (NON)	928	5,215
ANSYS, Inc. (NON)	142	4,990
Apple, Inc. (NON)	2,252	378,809
Black Box Corp.	300	7,512
Brocade Communications Systems, Inc. (NON)	1,474	10,657
Checkpoint Systems, Inc. (NON)	424	7,068
Compuware Corp. (NON)	3,133	22,589
Dell, Inc. (NON)	1,958	30,995
EMC Corp. (NON)	11,288	179,479
Emulex Corp. (NON)	1,080	10,465
Fujitsu, Ltd. (Japan)	23,000	154,867
Hewlett-Packard Co.	4,210	188,987
IBM Corp.	3,818	450,715
Interactive Intelligence, Inc. (NON)	332	5,717
Lexmark International, Inc. Class A (NON)	1,958	36,889
Monotype Imaging Holdings, Inc. (NON)	1,283	10,508
NCI, Inc. (NON)	127	3,727
NCR Corp. (NON)	1,762	23,487
NetApp, Inc. (NON)	1,354	30,804
Netezza Corp. (NON)	855	8,208
NetSuite, Inc. (NON)	696	9,542
Quest Software, Inc. (NON)	1,827	30,127
Seagate Technology	4,699	65,081
Silicon Graphics International Corp. (NON)	1,566	8,597
Starent Networks Corp. (NON)	215	4,352
Synaptics, Inc. (NON)	207	5,336
Western Digital Corp. (NON)	3,818	130,881
		1,848,599

Conglomerates (1.6%)
3M Co.	1,567	112,981
Danaher Corp.	196	11,899
General Electric Co.	26,528	368,739
Hutchison Whampoa, Ltd. (Hong Kong)	3,000	21,096
Marubeni Corp. (Japan)	5,000	24,901
Silex Systems, Ltd. (Australia) (NON)	510	3,074
SPX Corp.	588	32,740
Vivendi SA (France)	2,363	67,372
		642,802

Construction (0.3%)
Acciona SA (Spain)	148	19,181
Balfour Beatty PLC (United Kingdom)	2,278	12,345
Broadwind Energy, Inc. (NON)	609	4,604
Fletcher Building, Ltd. (New Zealand)	4,188	22,539
Grupo Ferrovial SA (Spain)	556	20,456
Impregilo SpA (Italy)	3,609	14,701
Insituform Technologies, Inc. (NON)	441	8,445
Layne Christensen Co. (NON)	529	13,648
		115,919

Consumer (0.1%)
Sony Corp. (Japan)	1,500	40,578
		40,578

Consumer finance (0.2%)
American Express Co.	881	29,795
Diamond Lease Co., Ltd. (Japan)	110	3,496
Dollar Financial Corp. (NON)	300	5,229
Nelnet, Inc. Class A (NON)	567	8,369
World Acceptance Corp. (NON)	416	10,828
		57,717

Consumer goods (1.7%)
Bare Escentuals, Inc. (NON)	656	6,088
Clorox Co.	294	17,372
Colgate-Palmolive Co.	1,077	78,298
Energizer Holdings, Inc. (NON)	208	13,609
Kao Corp. (Japan)	4,000	101,538
Kimberly-Clark Corp.	1,665	100,666
Newell Rubbermaid, Inc.	2,448	34,076
Prestige Brands Holdings, Inc. (NON)	1,043	7,729
Procter & Gamble Co. (The)	5,972	323,145
		682,521

Consumer services (0.1%)
Brink's Co. (The)	904	23,820
HLTH Corp. (NON)	982	14,249
SRA International, Inc. Class A (NON)	297	5,901
WebMD Health Corp. Class A (NON)	454	14,932
		58,902

Containers (0.4%)
AEP Industries, Inc. (NON)	119	4,559
Crown Holdings, Inc. (NON)	1,762	43,750
Owens-Illinois, Inc. (NON)	1,469	49,858
Pactiv Corp. (NON)	1,762	43,786
Silgan Holdings, Inc.	124	6,029
		147,982

Distribution (0.1%)
Beacon Roofing Supply, Inc. (NON)	446	7,502
Core-Mark Holding Co., Inc. (NON)	185	5,311
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	291	6,664
MWI Veterinary Supply, Inc. (NON)	176	6,549
Spartan Stores, Inc.	627	8,320
		34,346

Electric utilities (3.1%)
A2A SpA (Italy)	21,378	41,438
Alliant Energy Corp.	1,273	33,531
BKW FMB Energie AG (Switzerland)	86	6,792
Chubu Electric Power, Inc. (Japan)	1,700	39,588
CMS Energy Corp.	2,252	30,199
DPL, Inc.	274	6,787
Edison International	3,622	121,011
El Paso Electric Co. (NON)	351	5,946
Electricite de France (France)	352	18,483
Enel SpA (Italy)	5,777	34,014
Energias de Portugal (EDP) SA (Portugal)	18,098	78,256
Entergy Corp.	149	11,771
Exelon Corp.	2,059	102,991
FirstEnergy Corp.	588	26,536
FPL Group, Inc.	1,662	93,371
Hokkaido Electric Power Co., Inc. (Japan)	400	8,256
Hokuriku Electric Power Co. (Japan)	400	9,702
Huaneng Power International, Inc. (China)	4,000	2,803
Kansai Electric Power, Inc. (Japan)	600	13,811
Kyushu Electric Power Co., Inc. (Japan)	500	11,052
National Grid PLC (United Kingdom)	18,187	175,157
NSTAR	979	30,976
NV Energy, Inc.	2,937	35,420
PG&E Corp.	1,567	63,605
Pike Electric Corp. (NON)	595	6,610
PPL Corp.	2,056	60,446
Public Power Corp. SA (Greece) (NON)	1,757	41,355
Public Service Enterprise Group, Inc.	490	15,518
Shikoku Electric Power Co., Inc. (Japan)	300	9,293
Terna SPA (Italy)	14,621	53,869
Tokyo Electric Power Co. (Japan)	1,000	26,084
TransAlta Corp. (Canada)	107	2,084
		1,216,755

Electrical equipment (1.0%)
Capstone Turbine Corp. (NON) (S)	6,725	8,743
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	5,000	10,787
Conergy AG (Germany)	2,297	2,627
Emerson Electric Co.	2,154	79,418
GrafTech International, Ltd. (NON)	405	5,763
Harbin Electric, Inc. (China) (NON)	593	7,359
Mitsubishi Electric Corp. (Japan)	20,000	148,865
Nordex AG (Germany) (NON)	395	7,239
Powell Industries, Inc. (NON)	276	10,438
Prysmian SpA (Italy)	4,877	91,344
Solaria Energia y Medio Ambiente SA (Spain) (NON)	533	2,028

Solon AG Fuer Solartechnik (Germany) (NON)	96	1,322
Sunpower Corp. Class A (NON)	161	4,081
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	194	2,757
Vestas Wind Systems A/S (Denmark) (NON)	203	14,576
WESCO International, Inc. (NON)	467	11,222
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	302	3,259
		411,828

Electronics (3.0%)
Advanced Battery Technologies, Inc. (NON) (S)	2,592	10,446
Avnet, Inc. (NON)	1,665	44,372
Badger Meter, Inc.	233	8,432
BYD Co., Ltd. (China) (NON)	3,500	21,948
China BAK Battery, Inc. (China) (NON)	1,500	4,260
Ducommun, Inc.	277	5,003
Energy Conversion Devices, Inc. (NON)	146	1,634
EnerSys (NON)	412	8,195
FEI Co. (NON)	3,115	73,701
Greatbatch, Inc. (NON)	293	6,308
GS Yuasa Corp. (Japan)	1,000	8,723
Hitachi Chemical Co., Ltd. (Japan)	3,800	78,518
Integrated Device Technology, Inc. (NON)	3,720	25,408
Intel Corp.	17,033	346,111
Jabil Circuit, Inc.	3,231	35,379
LDK Solar Co., Ltd. ADR (China) (NON)	300	2,700
Marvell Technology Group, Ltd. (NON)	3,329	50,767
MEMC Electronic Materials, Inc. (NON)	294	4,689
Multi-Fineline Electronix, Inc. (NON)	291	8,043
National Semiconductor Corp.	6,069	92,067
NEC Corp. (Japan) (NON)	28,000	101,194
OSI Systems, Inc. (NON)	336	5,668
PV Crystalox Solar PLC (United Kingdom)	1,227	1,491
Renesola, Ltd. ADR (China) (NON)	400	2,252
Roth & Rau AG (Germany) (NON)	83	2,690
Saft Groupe SA (France)	208	9,216
Texas Instruments, Inc.	5,678	139,622
TTM Technologies, Inc. (NON)	1,542	15,605
Ultralife Batteries, Inc. (NON)	506	3,051
Valence Technology, Inc. (NON)	2,016	3,024
Watts Water Technologies, Inc. Class A	419	12,641
Xilinx, Inc.	1,077	23,952
Zoran Corp. (NON)	538	5,945
		1,163,055

Energy (oil field) (1.8%)
Basic Energy Services, Inc. (NON)	380	2,576
Bolt Technology Corp. (NON)	365	4,311
Boots & Coots International Control, Inc. (NON)	5,192	7,892
Cameron International Corp. (NON)	1,469	52,458
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	3,554	76,531
Diamond Offshore Drilling, Inc.	588	52,579
Dresser-Rand Group, Inc. (NON)	2,154	63,974
ENSCO International, Inc.	1,567	57,822
GulfMark Offshore, Inc. (NON)	143	4,264
Halliburton Co.	2,384	56,525
Hornbeck Offshore Services, Inc. (NON)	515	11,361
ION Geophysical Corp. (NON)	3,268	8,333
Key Energy Services, Inc. (NON)	894	6,392
National-Oilwell Varco, Inc. (NON)	1,860	67,611
Noble Corp.	1,958	68,589
Rowan Cos., Inc.	1,929	39,950
Schlumberger, Ltd.	1,175	66,035
T-3 Energy Services, Inc. (NON)	351	6,171
Tidewater, Inc.	1,655	71,446
		724,820

Energy (other) (0.4%)
Areva SA (France)	11	6,326
Ballard Power Systems, Inc. (Canada) (NON)	2,571	4,422
Canadian Solar, Inc. (China) (NON)	200	2,948
China Sunergy Co., Ltd. ADR (China) (NON)	400	1,708
Covanta Holding Corp. (NON)	862	15,430
EDP Renovaveis SA (Spain) (NON)	1,066	10,579
Evergreen Energy, Inc. (NON)	4,886	4,984
Evergreen Solar, Inc. (NON)	893	1,509
Fersa Energias Renovables SA (Spain)	1,975	6,395
First Solar, Inc. (NON)	338	41,094
FuelCell Energy, Inc. (NON)	2,079	7,588
Gamesa Corp Tecnologica SA (Spain)	608	13,369
GT Solar International, Inc. (NON)	1,099	5,638
Gushan Environmental Energy, Ltd. ADR (China)	1,715	3,327
Headwaters, Inc. (NON)	831	3,191
Iberdrola Renovables SA (Spain)	2,780	12,786
JA Solar Holdings Co., Ltd. ADR (China) (NON)	686	2,442
Q-Cells AG (Germany) (NON)	161	2,465
Renewable Energy Corp. AS (Norway) (NON)	432	2,938
Solar Millennium AG (Germany) (NON)	103	2,762
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	494	2,539
Theolia SA (France) (NON)	618	4,514
Trina Solar, Ltd. ADR (China) (NON)	147	3,926
		162,880

Engineering and construction (0.3%)
Abengoa SA (Spain)	432	11,172

Aecom Technology Corp. (NON)	583	15,980
EMCOR Group, Inc. (NON)	654	15,153
Fluor Corp.	979	51,789
Stanley, Inc. (NON)	151	3,873
VSE Corp.	185	6,347
		104,314

Environmental (0.3%)
Bio-Treat Technology, Ltd. (China) (NON)	30,000	1,458
Energy Recovery, Inc. (NON)	894	4,702
Epure International, Ltd. (China)	3,000	1,239
Foster Wheeler AG (NON)	2,448	70,870
Fuel Tech, Inc. (NON)	750	7,665
Hyflux, Ltd. (Singapore)	2,279	4,540
Kurita Water Industries, Ltd. (Japan)	300	10,003
Met-Pro Corp.	171	1,691
Nalco Holding Co.	511	9,147
Tetra Tech, Inc. (NON)	754	22,273
		133,588

Financial (0.1%)
Intercontinental Exchange, Inc. (NON)	392	36,770
		36,770

Food (1.7%)
American Italian Pasta Co. Class A (NON)	218	6,597
Bunge, Ltd.	1,273	85,304
Cal-Maine Foods, Inc.	197	5,624
Cermaq ASA (Norway) (NON)	970	6,972
Colruyt SA (Belgium)	33	7,568
Cosan, Ltd. Class A (Brazil) (NON)	2,172	17,745
Dean Foods Co. (NON)	2,839	51,499
General Mills, Inc.	2,056	122,805
Kellogg Co.	686	32,304
Kerry Group PLC Class A (Ireland)	1,411	36,913
Kraft Foods, Inc. Class A	2,839	80,486
Leroy Seafood Group ASA (Norway)	245	4,237
Marine Harvest (Norway) (NON)	27,004	19,222
Nestle SA (Switzerland)	181	7,521
Nutreco Holding NV (Netherlands)	63	2,835
Sara Lee Corp.	5,091	49,332
SunOpta, Inc. (Canada) (NON)	1,432	5,098
Toyo Suisan Kaisha, Ltd. (Japan)	4,000	101,968
Yamazaki Baking Co., Inc. (Japan)	3,000	40,658
		684,688

Forest products and packaging (0.5%)
Amcor, Ltd.	9,220	44,842
Bway Holding Co. (NON)	254	3,937
Clearwater Paper Corp. (NON)	49	2,261
Gunns, Ltd. (Australia)	2,734	2,639
KapStone Paper and Packaging Corp. (NON)	961	6,602
MeadWestvaco Corp.	1,345	29,523
OJI Paper Co., Ltd. (Japan)	1,000	4,722
Plum Creek Timber Company, Inc. (R)	588	17,811
Rayonier, Inc.	784	33,673
Sealed Air Corp.	2,056	38,879
		184,889

Gaming and lottery (0.1%)
Bally Technologies, Inc. (NON)	169	6,833
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2,001	48,806
		55,639

Health-care services (2.8%)
Aetna, Inc.	1,958	55,803
Allscripts-Misys Healthcare Solutions, Inc.	949	14,093
Amedisys, Inc. (NON)	307	13,674
American Dental Partners, Inc. (NON)	305	3,941
AmerisourceBergen Corp.	2,252	47,990
AmSurg Corp. (NON)	211	4,283
Assisted Living Concepts, Inc. Class A (NON)	471	9,528
athenahealth, Inc. (NON)	979	39,385
Brookdale Senior Living, Inc.	1,479	23,501
Centene Corp. (NON)	364	6,301
Cerner Corp. (NON)	255	15,736
Community Health Systems, Inc. (NON)	1,469	45,201
Computer Programs & Systems, Inc.	264	10,217
Eclipsys Corp. (NON)	890	14,916
Emeritus Corp. (NON)	929	16,750
Ensign Group, Inc. (The)	128	1,775
Express Scripts, Inc. (NON)	1,175	84,859
Gentiva Health Services, Inc. (NON)	298	6,571
Health Management Associates, Inc. Class A (NON)	6,921	47,824
HealthSpring, Inc. (NON)	872	11,537
Humana, Inc. (NON)	1,371	48,945
Kindred Healthcare, Inc. (NON)	1,004	14,337
LHC Group, Inc. (NON)	252	6,161
Lincare Holdings, Inc. (NON)	1,640	43,280
Magellan Health Services, Inc. (NON)	392	12,579
McKesson Corp.	1,431	81,367

Medco Health Solutions, Inc. (NON)	1,762	97,298
Omega Healthcare Investors, Inc. (R)	328	5,546
Omnicare, Inc.	1,567	35,869
Onyx Pharmaceuticals, Inc. (NON)	120	3,848
Osiris Therapeutics, Inc. (NON)	303	4,430
Quality Systems, Inc.	838	45,118
Skilled Healthcare Group, Inc. Class A (NON)	242	1,830
Sun Healthcare Group, Inc. (NON)	1,361	11,215
Sunrise Senior Living, Inc. (NON)	3,231	7,141
United Therapeutics Corp. (NON)	64	5,857
UnitedHealth Group, Inc.	4,520	126,560
WellCare Health Plans, Inc. (NON)	304	7,378
WellPoint, Inc. (NON)	881	46,561
		1,079,205

Household furniture and appliances (0.6%)
Electrolux AB Class B (Sweden) (NON)	8,364	174,076
Tempur-Pedic International, Inc.	513	7,592
Whirlpool Corp.	588	37,755
		219,423

Insurance (2.8%)
Aflac, Inc.	1,077	43,748
Allianz SE (Germany)	46	5,317
Allied World Assurance Company Holdings, Ltd. (Bermuda)	199	9,220
American Equity Investment Life Holding Co.	1,342	10,830
American Financial Group, Inc.	3,916	100,445
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	256	3,927
Amerisafe, Inc. (NON)	704	12,024
AON Corp.	1,762	73,581
Arch Capital Group, Ltd. (NON)	979	63,606
Aspen Insurance Holdings, Ltd. (Bermuda)	314	7,976
Assicurazioni Generali SpA (Italy)	6,852	171,012
Assured Guaranty, Ltd. (Bermuda)	454	9,035
Chubb Corp. (The)	1,273	62,873
Conseco, Inc. (NON)	2,636	11,308
First Mercury Financial Corp.	324	4,695
Fondiaria SAI SpA (Italy)	1,532	29,443
Hallmark Financial Services, Inc. (NON)	675	4,928
ING Groep NV (Netherlands) (NON)	2,898	43,830
Loews Corp.	784	26,774
Maiden Holdings, Ltd. (Bermuda)	1,044	7,976
MetLife, Inc.	1,273	48,068
Old Mutual PLC (South Africa)	40,501	61,330
Pico Holdings, Inc. (NON)	400	13,252
Platinum Underwriters Holdings, Ltd. (Bermuda)	185	6,706
Principal Financial Group	1,860	52,824
Prudential Financial, Inc.	588	29,741
QBE Insurance Group, Ltd. (Australia)	302	5,824
SCOR (France)	323	8,499
SeaBright Insurance Holdings, Inc. (NON)	1,454	14,555
Travelers Cos., Inc. (The)	1,469	74,067
Universal Insurance Holdings, Inc.	943	4,734
Validus Holdings, Ltd. (Bermuda)	215	5,517
W.R. Berkley Corp.	2,839	72,536
		1,100,201

Investment banking/Brokerage (2.5%)
3i Group PLC (United Kingdom)	8,954	43,888
Ameriprise Financial, Inc.	1,567	47,057
BlackRock, Inc.	392	78,231
Calamos Asset Management, Inc. Class A	806	9,092
Charles Schwab Corp. (The)	2,252	40,671
Credit Suisse Group (Switzerland)	2,010	102,416
E*Trade Financial Corp. (NON)	9,081	15,983
Evercore Partners, Inc. Class A	454	11,432
Federated Investors, Inc.	365	9,581
GFI Group, Inc.	856	6,129
Goldman Sachs Group, Inc. (The)	1,800	297,828
Interactive Brokers Group, Inc. Class A (NON)	166	3,151
Invesco, Ltd.	1,175	24,381
Investment Technology Group, Inc. (NON)	2,259	55,662
Knight Capital Group, Inc. Class A (NON)	650	13,078
Macquarie Bank, Ltd. (Australia)	325	13,916
Morgan Stanley	3,231	93,570
Nationale A Portefeuille (Belgium)	67	3,479
NGP Capital Resources Co.	624	4,000
optionsXpress Holdings, Inc.	259	4,310
Penson Worldwide, Inc. (NON)	732	7,422
Piper Jaffray Cos. (NON)	200	10,136
SWS Group, Inc.	1,257	18,176
TD Ameritrade Holding Corp. (NON)	2,546	48,985
TradeStation Group, Inc. (NON)	1,094	7,844
Uranium Participation Corp. (Canada) (NON)	322	1,912
		972,330

Lodging/Tourism (0.1%)
Sky City Entertainment Group, Ltd. (New Zealand)	9,245	20,636
Wyndham Worldwide Corp.	2,056	31,148
		51,784

Machinery (0.9%)

AGCO Corp. (NON)	2,350	73,414
Altra Holdings, Inc. (NON)	977	9,379
Bucyrus International, Inc. Class A	62	1,851
Chart Industries, Inc. (NON)	1,034	19,294
CLARCOR, Inc.	173	5,546
Columbus McKinnon Corp. (NON)	425	5,228
Cummins, Inc.	490	22,207
Deere (John) & Co.	392	17,091
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	270	13,709
Ebara Corp. (Japan) (NON)	4,000	17,941
Franklin Electric Co., Inc.	186	5,861
Gardner Denver, Inc. (NON)	299	9,709
GLV, Inc. Class A (Canada) (NON)	526	3,556
Gorman-Rupp Co. (The)	301	7,089
Joy Global, Inc.	2,451	95,221
Lindsay Corp.	168	6,974
Parker-Hannifin Corp.	294	14,306
Raser Technologies, Inc. (NON)	1,494	3,137
Spirax-Sarco Engineering PLC (United Kingdom)	622	9,864
Tanfield Group PLC (United Kingdom) (NON)	1,737	1,572
Timken Co.	379	8,001
		350,950

Manufacturing (0.5%)
EnPro Industries, Inc. (NON)	231	4,971
Exide Technologies (NON)	1,081	7,686
Flowserve Corp.	686	59,168
General Cable Corp. (NON)	404	14,253
ITT Corp.	230	11,518
John Bean Technologies Corp.	374	6,242
LSB Industries, Inc. (NON)	682	10,530
Mueller Water Products, Inc. Class A	1,517	6,978
Pentair, Inc.	473	13,400
Roper Industries, Inc.	266	12,603
Thomas & Betts Corp. (NON)	784	21,709
Valmont Industries, Inc.	167	13,749
		182,807

Media (0.7%)
Dolby Laboratories, Inc. Class A (NON)	1,077	42,014
Time Warner, Inc.	5,286	147,532
Walt Disney Co. (The)	2,839	73,928
		263,474

Medical technology (0.9%)
Alliance Imaging, Inc. (NON)	1,484	8,207
American Medical Systems Holdings, Inc. (NON)	411	6,264
Baxter International, Inc.	1,273	72,459
Becton, Dickinson and Co.	531	36,968
Cantel Medical Corp. (NON)	631	8,481
Gen-Probe, Inc. (NON)	1,385	53,392
Hospira, Inc. (NON)	1,175	45,931
Invacare Corp.	368	7,971
Inverness Medical Innovations, Inc. (NON)	169	6,016
Kinetic Concepts, Inc. (NON)	1,591	50,832
Medtronic, Inc.	588	22,520
Millipore Corp. (NON)	129	8,544
Pall Corp.	257	7,641
Steris Corp.	644	18,689
Techne Corp.	90	5,550
Young Innovations, Inc.	296	6,950
		366,415

Metal fabricators (0.1%)
Haynes International, Inc. (NON)	119	3,226
Mueller Industries, Inc.	450	10,886
USEC, Inc. (NON)	1,247	5,674
		19,786

Metals (2.1%)
Agnico-Eagle Mines, Ltd. (Canada)	138	7,921
AK Steel Holding Corp.	2,589	52,608
Ampco-Pittsburgh Corp.	317	7,570
AngloGold Ashanti, Ltd. ADR	143	5,494
ArcelorMittal (Luxembourg)	4,652	167,694
Aurizon Mines, Ltd. (Canada) (NON)	2,852	12,549
Barrick Gold Corp. (Canada)	302	10,479
BlueScope Steel, Ltd. (Australia)	53,634	129,295
Cameco Corp. (Canada)	248	6,592
Century Aluminum Co. (NON)	608	6,220
Cia de Minas Buenaventura SA ADR (Peru)	221	5,585
Cliffs Natural Resources, Inc.	438	11,086
Coeur d'Alene Mines Corp. (NON)	778	11,779
Crystallex International Corp. (Canada) (NON)	3,602	756
Denison Mines Corp. (Canada) (NON)	939	1,287
Eldorado Gold Corp. (Canada) (NON)	566	5,824
Energy Resources of Australia, Ltd. (Australia)	188	4,120
Gammon Gold, Inc. (Canada) (NON)	471	3,170
Gold Fields, Ltd. ADR (South Africa)	221	2,667
Goldcorp, Inc. (Toronto Exchange) (Canada)	341	12,433
Golden Star Resources, Ltd. (NON)	1,435	3,760
Great Basin Gold, Ltd. (South Africa) (NON)	1,675	2,362

Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	273	2,566
Hecla Mining Co. (NON)	3,145	9,372
Horsehead Holding Corp. (NON)	1,089	12,197
Iamgold Corp. (Canada)	516	6,001
JFE Holdings, Inc. (Japan)	600	20,975
Kinross Gold Corp. (Canada)	453	8,584
Mitsui Mining & Smelting Co., Ltd. (Japan) (NON)	14,000	40,056
New Gold, Inc. (Canada) (NON)	1,335	4,537
Newmont Mining Corp.	261	10,490
Northgate Minerals Corp. (Canada) (NON)	1,789	4,007
Northwest Pipe Co. (NON)	179	5,948
Nucor Corp.	686	30,554
Oilsands Quest, Inc. (Canada) (NON)	1,286	1,132
PAN American Silver Corp. (Canada) (NON)	231	4,491
Rangold Resources, Ltd. ADR (United Kingdom)	140	8,233
Royal Gold, Inc.	111	4,404
Schnitzer Steel Industries, Inc. Class A	573	30,948
Seabridge Gold, Inc. (Canada) (NON)	212	5,942
Silver Standard Resources, Inc. (Canada) (NON)	192	3,492
Silver Wheaton Corp. (Canada) (NON)	1,334	13,820
Southern Copper Corp. (Peru)	784	22,156
Thompson Creek Metals Co., Inc. (Canada) (NON)	1,274	14,651
UEX Corp. (Canada) (NON)	1,320	1,314
Umicore NV/SA (Belgium)	431	11,695
Uranium One, Inc. (Canada) (NON)	1,000	2,238
Voestalpine AG (Austria)	2,257	72,707
Yamana Gold, Inc. (Canada)	778	7,158
		830,919

Natural gas utilities (0.4%)
Energen Corp.	784	32,920
Gaz de France SA (France)	583	24,605
Sempra Energy	1,273	63,866
UGI Corp.	1,077	27,474
		148,865

Office equipment and supplies (0.4%)
Canon, Inc. (Japan)	1,900	72,959
Pitney Bowes, Inc.	2,056	45,952
Steelcase, Inc.	3,329	20,806
		139,717

Oil and gas (6.7%)
Apache Corp.	1,469	124,792
Aventine Renewable Energy Holdings, Inc. (NON)	1,865	354
BP PLC (United Kingdom)	7,305	62,820
Bronco Energy, Ltd. (Canada) (NON)	470	348
Canadian Oil Sands Trust (Unit) (Canada)	247	6,205
Chevron Corp.	5,678	397,119
Connacher Oil and Gas, Ltd. (Canada) (NON)	1,500	1,370
ConocoPhillips	4,308	193,989
Contango Oil & Gas Co. (NON)	140	6,292
Devon Energy Corp.	294	18,046
ENI SpA (Italy)	8,045	190,879
Exxon Mobil Corp.	8,810	609,212
Hess Corp.	1,958	99,055
Marathon Oil Corp.	4,503	139,008
Murphy Oil Corp.	1,175	66,975
Occidental Petroleum Corp.	2,252	164,621
Oil States International, Inc. (NON)	172	5,069
OPTI Canada, Inc. (Canada) (NON)	519	801
Patterson-UTI Energy, Inc.	1,958	26,022
Petroleum Development Corp. (NON)	611	8,365
Repsol YPF SA (Spain)	1,049	26,059
Rosetta Resources, Inc. (NON)	595	7,027
Royal Dutch Shell PLC Class A (United Kingdom)	1,763	48,766
Royal Dutch Shell PLC Class B (United Kingdom)	4,908	133,317
Sasol, Ltd. ADR (South Africa)	190	7,180
StatoilHydro ASA (Norway)	7,554	165,289
Suncor Energy, Inc. (Canada)	265	8,120
Sunoco, Inc.	1,762	47,398
Swift Energy Co. (NON)	277	5,642
Unit Corp. (NON)	244	9,128
UTS Energy Corp. (Canada) (NON)	1,830	2,993
Vaalco Energy, Inc. (NON)	937	4,423
Williams Cos., Inc. (The)	3,427	56,340
		2,643,024

Pharmaceuticals (5.7%)
Abbott Laboratories	3,133	141,706
Actelion NV (Switzerland) (NON)	750	43,312
AstraZeneca PLC (United Kingdom)	4,378	201,547
Bristol-Myers Squibb Co.	7,440	164,647
Cephalon, Inc. (NON)	881	50,155
Depomed, Inc. (NON)	1,181	3,685
Eli Lilly & Co.	5,776	193,265
Emergent Biosolutions, Inc. (NON)	333	6,170
Endo Pharmaceuticals Holdings, Inc. (NON)	578	13,045
Forest Laboratories, Inc. (NON)	2,643	77,361
GlaxoSmithKline PLC (United Kingdom)	5,996	117,273
Johnson & Johnson	5,678	343,178
Medicis Pharmaceutical Corp. Class A	355	6,557
Mylan, Inc. (NON)	5,776	84,734
Novartis AG (Switzerland)	1,815	84,254
Obagi Medical Products, Inc. (NON)	697	6,622

Par Pharmaceutical Cos., Inc. (NON)	985	20,143
Perrigo Co.	173	5,107
Pfizer, Inc.	19,511	325,834
Questcor Pharmaceuticals, Inc. (NON)	953	5,537
Sanofi-Aventis (France)	1,782	120,988
Santarus, Inc. (NON)	2,337	7,432
Schering-Plough Corp.	3,427	96,573
Sepracor, Inc. (NON)	2,192	39,785
Taisho Pharmaceutical Co., Ltd. (Japan)	2,000	39,303
Takeda Pharmaceutical Co., Ltd. (Japan)	900	36,302
Valeant Pharmaceuticals International (NON)	240	6,214
		2,240,729

Power producers (0.4%)
AES Corp. (The) (NON)	1,469	20,081
International Power PLC (United Kingdom)	5,058	23,051
Mirant Corp. (NON)	4,409	74,292
Ormat Technologies, Inc.	91	3,281
SembCorp Industries, Ltd. (Singapore)	14,000	31,193
		151,898

Publishing (--%)
Gannett Co., Inc.	1,862	16,088
		16,088

Railroads (0.6%)
Central Japan Railway Co. (Japan)	12	81,187
CSX Corp.	1,567	66,598
Norfolk Southern Corp.	1,665	76,374
		224,159

Real estate (1.1%)
Agree Realty Corp. (R)	306	6,368
American Campus Communities, Inc. (R)	1,400	36,414
American Capital Agency Corp. (R)	241	5,998
Anworth Mortgage Asset Corp. (R)	836	6,262
Ashford Hospitality Trust, Inc. (R)	1,954	6,018
CBL & Associates Properties (R)	817	7,655
CFS Retail Property Trust (Australia) (R)	28,060	44,938
Digital Realty Trust, Inc. (R)	588	25,625
Entertainment Properties Trust (R)	259	8,122
Glimcher Realty Trust (R)	1,200	4,836
Hang Lung Group, Ltd. (Hong Kong)	2,000	9,213
HRPT Properties Trust (R)	1,249	8,094
Jones Lang LaSalle, Inc.	588	27,565
Lexington Corporate Properties Trust (R)	901	4,199
LTC Properties, Inc. (R)	445	11,334
Mack-Cali Realty Corp. (R)	1,762	56,437
Macquarie Office Trust (Australia)	48,815	11,109
National Health Investors, Inc. (R)	479	15,855
Nationwide Health Properties, Inc. (R)	784	24,994
NorthStar Realty Finance Corp. (R)	1,016	3,861
PS Business Parks, Inc. (R)	207	10,957
Public Storage, Inc. (R)	686	48,397
Ramco-Gershenson Properties (R)	415	4,366
Saul Centers, Inc. (R)	156	5,084
SL Green Realty Corp. (R)	425	14,998
Universal Health Realty Income Trust (R)	105	3,527
Urstadt Biddle Properties, Inc. Class A (R)	333	5,152
Westfield Group (Australia)	768	8,195
		425,573

Regional Bells (1.4%)
AT&T, Inc.	13,509	351,909
Cincinnati Bell, Inc. (NON)	2,978	9,917
Qwest Communications International, Inc.	15,369	55,175
Verizon Communications, Inc.	4,895	151,941
		568,942

Restaurants (0.8%)
AFC Enterprises (NON)	1,859	15,430
Brinker International, Inc.	1,826	26,587
CEC Entertainment, Inc. (NON)	396	10,593
Cheesecake Factory, Inc. (The) (NON)	248	4,556
Domino's Pizza, Inc. (NON)	1,135	9,182
McDonald's Corp.	2,252	126,652
Yum! Brands, Inc.	3,916	134,123
		327,123

Retail (4.9%)
Advance Auto Parts, Inc.	979	41,412
Aeropostale, Inc. (NON)	143	5,598
Amazon.com, Inc. (NON)	533	43,274
AutoZone, Inc. (NON)	200	29,450
Best Buy Co., Inc.	1,175	42,629
Big Lots, Inc. (NON)	273	6,940
BJ's Wholesale Club, Inc. (NON)	1,665	54,279
Buckle, Inc. (The)	612	16,187
Cash America International, Inc.	203	5,690
Coach, Inc.	1,665	47,103
CVS Caremark Corp.	2,154	80,818

Deckers Outdoor Corp. (NON)	173	11,816
Dollar Tree, Inc. (NON)	784	39,153
Dress Barn, Inc. (NON)	902	14,639
Foot Locker, Inc.	3,818	40,700
Gap, Inc. (The)	4,895	96,187
Herbalife, Ltd. (Cayman Islands)	1,700	51,476
Home Depot, Inc. (The)	1,762	48,085
Home Retail Group PLC (United Kingdom)	2,020	10,191
Jos. A. Bank Clothiers, Inc. (NON)	180	7,922
Koninklijke Ahold NV (Netherlands)	6,739	79,053
Kroger Co.	4,699	101,451
Limited Brands, Inc.	3,427	51,131
Lowe's Cos., Inc.	2,056	44,204
Macy's, Inc.	4,112	63,818
Nash Finch Co.	229	6,215
Next PLC (United Kingdom)	5,607	148,566
OfficeMax, Inc.	1,207	13,651
RadioShack Corp.	2,643	39,989
Rent-A-Center, Inc. (NON)	433	8,543
Ross Stores, Inc.	1,077	50,231
Safeway, Inc.	2,350	44,768
Sally Beauty Holdings, Inc. (NON)	1,057	7,515
School Specialty, Inc. (NON)	281	6,404
Steven Madden, Ltd. (NON)	293	9,443
TJX Cos., Inc. (The)	1,762	63,344
Toro Co. (The)	1,078	40,889
Tractor Supply Co. (NON)	96	4,518
Wal-Mart Stores, Inc.	5,776	293,824
Woolworths, Ltd. (Australia)	6,600	155,879
World Fuel Services Corp.	146	6,561
		1,933,546

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	979	63,459
Lincoln Educational Services Corp. (NON)	704	15,615
		79,074

Semiconductor (0.1%)
Atmel Corp. (NON)	1,460	6,030
Veeco Instruments, Inc. (NON)	1,829	39,287
		45,317

Shipping (0.4%)
International Shipholding Corp.	243	7,285
Ryder System, Inc.	1,762	66,956
SembCorp Marine, Ltd. (Singapore)	23,000	49,330
Teekay Tankers, Ltd. Class A (Bahamas)	350	2,986
Wabtec Corp.	423	15,841
		142,398

Software (3.2%)
Adobe Systems, Inc. (NON)	740	23,251
Akamai Technologies, Inc. (NON)	1,444	25,472
ArcSight, Inc. (NON)	270	5,225
Blackboard, Inc. (NON)	143	4,921
BMC Software, Inc. (NON)	1,371	48,876
Citrix Systems, Inc. (NON)	1,059	37,785
Concur Technologies, Inc. (NON)	710	25,106
Mantech International Corp. Class A (NON)	140	7,398
McAfee, Inc. (NON)	234	9,309
MedAssets, Inc. (NON)	574	12,817
Microsoft Corp.	18,795	463,296
MicroStrategy, Inc. (NON)	119	7,348
Omnicell, Inc. (NON)	799	8,773
Oracle Corp.	13,607	297,585
Red Hat, Inc. (NON)	224	5,143
Rosetta Stone, Inc. (NON)	286	6,306
Symantec Corp. (NON)	13,198	199,554
TIBCO Software, Inc. (NON)	1,741	15,443
VMware, Inc. Class A (NON)	1,970	69,797
		1,273,405

Technology (0.1%)
Amkor Technologies, Inc. (NON)	1,017	5,634
CACI International, Inc. Class A (NON)	129	5,929
Solarworld AG (Germany)	150	3,190
Tech Data Corp. (NON)	246	9,373
Unisys Corp. (NON)	8,953	21,845
		45,971

Technology services (1.5%)
3PAR, Inc. (NON)	1,182	10,449
Accenture, Ltd. Class A	2,350	77,550
Acxiom Corp.	617	5,627
Check Point Software Technologies (Israel) (NON)	379	10,563
CSG Systems International, Inc. (NON)	950	14,317
Fair Isaac Corp.	365	8,140
Google, Inc. Class A (NON)	513	236,836
i2 Technologies, Inc. (NON)	576	8,640
Indra Sistemas SA Class A (Spain)	1,073	25,460
SAIC, Inc. (NON)	549	10,151
Salesforce.com, Inc. (NON)	750	38,903

Sohu.com, Inc. (China) (NON)	1,077	65,805
Sourcefire, Inc. (NON)	290	5,510
United Online, Inc.	1,441	10,087
VeriSign, Inc. (NON)	420	8,900
Western Union Co. (The)	3,035	54,751
		591,689

Telecommunications (1.3%)
ADTRAN, Inc.	245	5,571
Applied Signal Technology, Inc.	151	3,846
Carphone Warehouse Group PLC (The) (United Kingdom)	5,206	15,474
Earthlink, Inc. (NON)	1,084	9,019
EchoStar Corp. Class A (NON)	575	10,666
France Telecom SA (France)	3,356	85,511
j2 Global Communications, Inc. (NON)	246	5,257
KDDI Corp. (Japan)	22	125,180
NeuStar, Inc. Class A (NON)	622	14,418
NII Holdings, Inc. (NON)	2,741	64,989
Novatel Wireless, Inc. (NON)	481	4,642
Premiere Global Services, Inc. (NON)	492	4,605
Sprint Nextel Corp. (NON)	18,335	67,106
Telefonica SA (Spain)	1,417	35,757
Telekom Austria AG (Austria)	491	8,579
USA Mobility, Inc. (NON)	886	11,279
Windstream Corp.	3,720	31,880
		503,779

Telephone (0.4%)
Atlantic Tele-Network, Inc.	171	8,174
Leap Wireless International, Inc. (NON)	287	4,733
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	3,500	156,610
		169,517

Textiles (0.1%)
Carter's, Inc. (NON)	238	5,988
Gymboree Corp. (The) (NON)	167	7,480
Maidenform Brands, Inc. (NON)	400	6,456
Phillips-Van Heusen Corp.	518	19,570
True Religion Apparel, Inc. (NON)	245	5,544
Warnaco Group, Inc. (The) (NON)	169	6,430
		51,468

Tire and rubber (0.3%)
Bridgestone Corp. (Japan)	4,900	89,652
Goodyear Tire & Rubber Co. (The) (NON)	2,154	35,519
		125,171

Tobacco (1.2%)
Altria Group, Inc.	7,538	137,795
Philip Morris International, Inc.	4,405	201,352
Reynolds American, Inc.	490	22,398
Swedish Match AB (Sweden)	4,855	93,503
		455,048

Toys (0.2%)
Hasbro, Inc.	2,252	63,934
		63,934

Transportation services (--%)
ComfortDelgro Corp., Ltd. (Singapore)	13,000	13,986
		13,986

Trucks and parts (0.1%)
Aisin Seiki Co., Ltd. (Japan)	1,200	30,074
ATC Technology Corp. (NON)	461	9,644
Fuel Systems Solutions, Inc. (NON)	296	9,922
GUD Holdings, Ltd. (Australia)	449	3,368
		53,008

Utilities and power (--%)
Babcock & Brown Wind Partners (Australia)	7,397	8,417
EDF Energies Nouvelles SA (France)	231	10,372
		18,789

Waste Management (--%)
Calgon Carbon Corp. (NON)	345	4,934
EnergySolutions, Inc.	448	3,978
		8,912

Water Utilities (0.2%)
American States Water Co.	166	5,481
Aqua America, Inc.	466	7,852
California Water Service Group	151	5,620
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil) (NON)	329	12,041
Consolidated Water Co., Inc. (Cayman Islands)	171	3,146
Guangdong Investment, Ltd. (China)	26,000	13,318

Severn Trent PLC (United Kingdom)	568	9,030
SJW Corp.	187	4,127
Southwest Water Co.	371	1,670
Veolia Environnement (France)	563	19,515
		81,800

Total common stocks (cost $28,352,380)		$34,391,496

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value

Eurazeo (France)	317	$17,221
Harris & Harris Group, Inc. (NON)	3,067	18,065
iShares Dow Jones U.S. Real Estate Index Fund	784	31,838
iShares Russell 2000 Growth Index Fund	218	13,446
iShares Russell 2000 Value Index Fund	309	16,714
MCG Capital Corp. (NON)	1,823	5,524
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	3,816	391,331
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	114	13,553
SPDR KBW Bank ETF	7,342	172,757

Total investment companies (cost $508,595)		$680,449

SHORT-TERM INVESTMENTS (10.0%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from September 1, 2009 to
September 10, 2009 (d)	$30,860	$30,860
Putnam Money Market Liquidity Fund (e)	3,224,205	3,224,205
SSgA Prime Money Market Fund (i)	170,000	170,000
U.S. Treasury Bills for an effective yield of 036%,
April 1, 2010 (SEG)	35,000	34,930
U.S. Treasury Bills for effective yields from 0.45% to
048%, December 17, 2009 (SEG)	184,000	183,619
U.S. Treasury Bills for an effective yield of 0.47%,
November 19, 2010 (SEG)	285,001	284,609

Total short-term investments (cost $3,928,436)		$3,928,223

TOTAL INVESTMENTS

Total investments (cost $32,789,411)(b)		$39,000,168

FORWARD CURRENCY CONTRACTS TO BUY at 8/31/09 (aggregate face value $9,897,920) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,851,949	$1,841,101	9/17/09	$10,848
Brazilian Real	102,956	105,220	9/17/09	(2,264)
British Pound	1,080,122	1,113,958	9/17/09	(33,836)
Canadian Dollar	624,089	633,224	9/17/09	(9,135)
Chilean Peso	48,018	49,173	9/17/09	(1,155)
Czech Koruna	58,799	58,192	9/17/09	607
Euro	1,236,812	1,237,090	9/17/09	(278)
Hong Kong Dollar	435,319	435,374	9/17/09	(55)
Hungarian Forint	19,621	19,658	9/17/09	(37)
Japanese Yen	1,821,321	1,771,188	9/17/09	50,133
Mexican Peso	119,291	121,776	9/17/09	(2,485)
New Zealand Dollar	57,461	56,469	9/17/09	992
Norwegian Krone	1,341,499	1,338,400	9/17/09	3,099
Polish Zloty	60,874	60,086	9/17/09	788
South African Rand	963	933	9/17/09	30
South Korean Won	79,196	80,257	9/17/09	(1,061)
Swedish Krona	499,465	496,604	9/17/09	2,861
Swiss Franc	359,657	357,981	9/17/09	1,676
Turkish Lira (New)	119,610	121,236	9/17/09	(1,626)

Total				$19,102

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/09 (aggregate face value $9,454,677) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$71,478	$71,366	9/17/09	$(112)
Brazilian Real	1,957	1,973	9/17/09	16
British Pound	2,387,133	2,448,226	9/17/09	61,093
Canadian Dollar	877,434	890,966	9/17/09	13,532
Chilean Peso	45,973	47,040	9/17/09	1,067
Czech Koruna	80,214	78,575	9/17/09	(1,639)
Euro	2,654,863	2,658,700	9/17/09	3,837
Hungarian Forint	25,646	25,496	9/17/09	(150)
Japanese Yen	875,965	851,036	9/17/09	(24,929)
Mexican Peso	59,332	60,464	9/17/09	1,132
New Zealand Dollar	39,265	38,435	9/17/09	(830)
Norwegian Krone	413,106	411,299	9/17/09	(1,807)
Singapore Dollar	171,497	171,625	9/17/09	128
South African Rand	37,749	36,486	9/17/09	(1,263)
South Korean Won	2,837	2,889	9/17/09	52
Swedish Krona	725,068	721,319	9/17/09	(3,749)
Swiss Franc	837,248	833,720	9/17/09	(3,528)
Taiwan Dollar	104,738	105,062	9/17/09	324

Total				$43,174

FUTURES CONTRACTS OUTSTANDING at 8/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Short)	4	$340,089	Sep-09	$(14,803)
Dow Jones Euro Stoxx 50 Index (Short)	4	159,041	Sep-09	(25,576)
Euro-CAC 40 Index (Long)	6	314,299	Sep-09	19,407
FTSE/MIB Index (Long)	2	321,807	Sep-09	21,542
Hang Seng Index (Long)	2	253,193	Sep-09	(10,608)
IBEX 35 Index (Short)	2	325,675	Sep-09	(21,133)
New Financial Times Stock Exchange 100 Index (Long)	3	239,998	Sep-09	13,844
OMXS 30 Index (Short)	11	139,851	Sep-09	(4,474)
Russell 2000 Index Mini (Long)	1	57,170	Sep-09	667
S&P 500 Index E-Mini (Short)	6	305,925	Sep-09	(23,625)
S&P/Toronto Stock Exchange 60 Index (Long)	1	119,094	Sep-09	380
SPI 200 Index (Short)	2	188,430	Sep-09	(2,152)
Tokyo Price Index (Short)	1	103,474	Sep-09	199

Total				$(46,332)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/09 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International	$23,814		9/3/10	(3 month USD-	iShares MSCI	$--
				LIBOR-BBA plus 5	Emerging Markets
				percent)	Index

Citibank, N.A.
	9,983		1/28/10	(1 month USD-	MSCI Daily Total	(85,082)
				LIBOR-BBA plus	Return Net
				105 bp)	Emerging Markets
					USD Index

Goldman Sachs International
	257		7/9/10	(3 month USD-	A basket	31,398
				LIBOR-BBA plus	(GSPMTGCC)
				85 bps)	of common stocks

JPMorgan Chase Bank, N.A.
	1,778		7/29/10	(3 month USD-	S&P 500	16,616
				LIBOR-BBA )	Information
					Technology Total
					Return Index

	1,106		7/29/10	3 month USD-	S&P 500 Energy	(16,405)
				LIBOR-BBA	Total Return
					Index

Total						$(53,473)

NOTES

(a) Percentages indicated are based on net assets of $39,341,763.

(b) The aggregate identified cost on a tax basis is $32,843,555, resulting in gross unrealized appreciation and depreciation of $6,666,867 and $510,254, respectively, or net unrealized appreciation of $6,156,613.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at August 31, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2009, the value of securities loaned amounted to $30,860. The fund received cash collateral of $26,338 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,061 for the period ended August 31, 2009. During the period ended August 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,509,192 and $5,526,055, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2009.

At August 31, 2009, liquid assets totaling $52,202 have been designated as collateral for open swap contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at August 31, 2009 (as a percentage of Portfolio Value):

United States	77.4%
Japan	4.7
United Kingdom	4
Italy	2.8
France	2.1
Australia	1.4
Switzerland	0.7
Sweden	0.7
Spain	0.6
Singapore	0.6
Belgium	0.6
Norway	0.5
Canada	0.5
Netherlands	0.5
China	0.4
Luxembourg	0.4
Hong Kong	0.3
Denmark	0.2
Greece	0.2
Austria	0.2
Portugal	0.2
South Africa	0.2
Cayman Islands	0.2
Ireland	0.1
Bermuda	0.1
New Zealand	0.1
Germany	0.1
Brazil	0.1
Peru	0.1

Total	100.0%

ADR after the name of a foreign holding stands for American Depository Receipts represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At August 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average of 54 futures contracts for the period ended August 31, 2009.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of $30,376 on Total Return Swap Contracts for the period ended August 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At August 31, 2009, the fund had a net liability position of $91,545 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$1,676,040	$487,987	$--

	Capital goods	2,137,053	428,636	--

	Communication services	1,474,875	145,321	--

	Conglomerates	575,430	67,372	--

	Consumer cyclicals	2,645,589	596,261	--

	Consumer staples	3,066,268	414,422	--

	Energy	2,844,727	765,795	--

	Financial	3,805,007	1,419,626	--

	Health care	3,640,385	567,374	--

	Technology	5,482,061	42,047	--

	Transportation	386,721	31,207	--

	Utilities and power	1,155,355	535,937	--

Total Common stocks		28,889,511	5,501,985	--

Investment companies		663,228	17,221	--

Short-term investments		3,394,205	534,018	--

Totals by level		$32,946,944	$6,053,224	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$(46,332)	$8,797	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of August 31, 2009

	Asset derivatives		Liability derivatives

	Statement of assets and		Statement of assets and
Derivatives not accounted for as hedging instruments under Statement 133	liabilities location	Market value	liabilities location	Market value

Foreign exchange contracts	Receivables	$163,124	Payables	$100,850

	Receivables, Net assets -		Payables, Net assets -
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	104,053 *	(depreciation)	203,858 *

Total		$267,177		$304,708

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009